Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net income (loss)	$ 107	$ (110)	$ 330	$ (5)
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,049,000,000	1,025,000,000	1,047,000,000	1,025,000,000
Equity-classified shared-based awards (in shares)	14,000,000	0	14,000,000	0
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,063,000,000	1,025,000,000	1,061,000,000	1,025,000,000
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in USD per share)	$ 0.10	$ (0.11)	$ 0.32	$ 0
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in USD per share)	$ 0.10	$ (0.11)	$ 0.31	$ 0